Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income taxes [line items]
Current	$ 4,812,765	$ 3,989,603	$ 3,616,811
Deferred	(699,536)	(749,301)	(544,721)
Income tax	$ 4,113,229	$ 3,240,302	$ 3,072,090